Item 1. Report to Shareholders

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
August 31, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------
As of 8/31/04

Tax-Exempt Money Fund   $12,769
Lipper Tax-Exempt Money Market Funds Average   $12,639

                                                    Lipper
                                                Tax-Exempt
                                             Money  Market           Tax-Exempt
                                             Funds Average           Money Fund

8/31/1994                                           10,000               10,000

8/31/1995                                           10,326               10,327

8/31/1996                                           10,648               10,654

8/31/1997                                           10,975               10,989

8/31/1998                                           11,315               11,340

8/31/1999                                           11,616               11,655

8/31/2000                                           12,001               12,054

8/31/2001                                           12,365               12,439

8/31/2002                                           12,502               12,598

8/31/2003                                           12,583               12,699

8/31/2004                                           12,639               12,769


Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 8/31/04                    1 Year          5 Years        10 Years
--------------------------------------------------------------------------------

Tax-Exempt Money Fund                     0.55%            1.84%           2.47%

Lipper Tax-Exempt Money
Market Funds Average                      0.39             1.67            2.37

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FUND PROFILE
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Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                       8/31/03              8/31/04
--------------------------------------------------------------------------------

Price Per Share                                       $1.00               $1.00

Dividend Yield (7-Day Simple) *                        0.46%               0.76%

Weighted Average Maturity (days)                         66                  46

* Dividends earned for the last seven days of each period are annualized and divided by the fund's net asset value at the end of the period.

Note: A money fund's yield more closely reflects its current earnings than the total return.

Portfolio Diversification
--------------------------------------------------------------------------------

                                                    Percent of        Percent of
                                                    Net Assets        Net Assets
Periods Ended                                          8/31/03           8/31/04
--------------------------------------------------------------------------------

Hospital Revenue                                         16.9%             22.6%

General Obligation -- Local                              21.1              14.9

Educational Revenue                                      11.8              11.1

General Obligation -- State                              20.7               9.9

Electric Revenue                                          3.9               9.6

Housing Finance Revenue                                   3.8               9.0

Water and Sewer Revenue                                   3.9               5.3

Life Care/Nursing Home Revenue                            0.0               5.1

Lease Revenue                                             2.2               2.8

Industrial and Pollution Control Revenue                  5.5               2.1

All Other Sectors                                        14.1               8.8

Other Assets Less Liabilities                            -3.9              -1.2
--------------------------------------------------------------------------------
Total                                                   100.0%            100.0%



Quality Diversification
--------------------------------------------------------------------------------

                                                    Percent of        Percent of
                                                    Net Assets        Net Assets
Periods Ended                                          8/31/03           8/31/04
--------------------------------------------------------------------------------

AAA                                                      74.7%             86.7%

AA                                                       22.9              12.3

Not Rated                                                 2.4               1.0

Total                                                   100.0%            100.0%
--------------------------------------------------------------------------------

All securities purchased in the money fund are rated in the two highest categories (tiers) as established by the national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

Source: Standard & Poor's; if Standard & Poor's does not rate a security, then Moody's Investors Service is used as a secondary source.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

--------------------------------------------------------------------------------


                                Beginning           Ending         Expenses Paid
                            Account Value    Account Value        During Period*
                                   3/1/04          8/31/04     3/1/04 to 8/31/04
--------------------------------------------------------------------------------

Actual                             $1,000           $1,003                 $2.62

Hypothetical (assumes 5%
return before expenses)            $1,000           $1,023                 $2.65

*Expenses are equal to the fund's annualized expense ratio for the six-month period (0.52%), multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                    6 Months       Year
                       Ended      Ended
                     8/31/04    2/29/04   2/28/03   2/28/02   2/28/01   2/29/00
NET ASSET VALUE

Beginning
of period            $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

Investment activities

  Net investment
  income (loss)        0.003      0.006     0.010     0.021     0.036     0.029

Distributions

  Net investment
  income              (0.003)    (0.006)   (0.010)   (0.021)   (0.036)   (0.029)

NET ASSET VALUE

End of period        $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^          0.28%      0.60%     1.01%     2.12%     3.67%     2.94%

Ratio of total
expenses to average
net assets             0.52%!     0.52%     0.52%     0.53%     0.53%     0.53%

Ratio of net
investment income
(loss) to average
net assets             0.56%!     0.61%     1.01%     2.10%     3.61%     2.91%

Net assets, end
of period
(in thousands)      $693,515   $700,459  $721,125  $724,084  $730,782  $669,615

  ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

  ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2004

Portfolio of Investments (1)                                $ Par          Value
--------------------------------------------------------------------------------
(Amounts in 000s)

ALABAMA  1.4%

Alabama, GO, VRDN (Currently 1.36%)                         6,600          6,600

Birmingham Water & Sewer

VRDN (Currently 1.36%) (MBIA Insured)                       3,000          3,000

Total Alabama (Cost  $9,600)                                               9,600


ALASKA  1.1%

Valdez Marine, PCR, BP Amoco,

VRDN (Currently 1.35%)                                      7,725          7,725

Total Alaska (Cost  $7,725)                                                7,725


ARIZONA  4.7%

Maricopa County IDA, Gran Victoria Housing

VRDN (Currently 1.38%)                                     14,560         14,560

Salt River Agricultural Improvement & Power

    5.00%, 1/1/05                                           2,050          2,075

  TECP, 1.19%, 11/12/04                                    16,000         16,000

Total Arizona (Cost  $32,635)                                             32,635


ARKANSAS  1.1%

Arkansas Hosp. Equipment Fin. Auth., Baptist Health

VRDN (Currently 1.37%) (MBIA Insured)                       7,600          7,600

Total Arkansas (Cost  $7,600)                                              7,600


COLORADO  3.6%

Colorado HFA

  Sisters of Charity of Leavenworth

    1.23%, 12/1/38 (Tender 12/1/04)                         9,100          9,100

    VRDN (Currently 1.35%)                                  5,000          5,000

Colorado Housing Fin. Auth., Single Family,

1.13%, 11/1/04                                              6,000          6,000

Denver City & County, Wellington E. Web

VRDN (Currently 1.33%) (AMBAC Insured)                      3,000          3,000

Denver City & County IDRB, W.W. Grainger

VRDN (Currently 1.50%)                                      2,190          2,190

Total Colorado (Cost  $25,290)                                            25,290

CONNECTICUT  1.3%

Connecticut, GO, 4.00%, 12/1/04                             1,800          1,812

Connecticut HEFA, Yale Univ., TECP,

1.14%, 10/8/04                                              6,900          6,900

Total Connecticut (Cost  $8,712)                                           8,712


DISTRICT OF COLUMBIA  3.0%

District of Columbia, GO, VRDN

(Currently 1.34%) (FSA Insured)                             4,000          4,000

District of Columbia,

American National Red Cross

TECP, 1.19%, 11/9/04                                       17,000         17,000

Total District of Columbia (Cost  $21,000)                                21,000


FLORIDA  5.8%

Collier County HFA, Cleveland Clinic Obligation Group

VRDN (Currently 1.35%)                                      1,345          1,345

Florida Board of Ed., GO, VRDN

(Currently 1.36%) (FGIC Insured)                            3,400          3,400

Greater Orlando Aviation Auth.,

2.00%, 10/1/04 (FSA Insured)                                1,000          1,001

Highlands County HFA, Adventist

Health System/Sunbelt VRDN (Currently 1.32%)                5,000          5,000

Jacksonville Electric Auth., 4.00%, 10/1/04                 8,600          8,620

Jacksonville HFA

  Baptist Health, VRDN (Currently 1.36%)                    6,500          6,500

  Mayo Foundation, TECP, 1.10%, 9/2/04                     12,500         12,500

  Tampa Bay Water, VRDN

  (Currently 1.36%) (FGIC Insured)                          2,000          2,000

Total Florida (Cost  $40,366)                                             40,366

GEORGIA  1.3%

Atlanta  Water & Sewer, VRDN

(Currently 1.36%) (FGIC Insured)                            4,995          4,995

Georgia, GO

    VRDN (Currently 1.34%)                                  3,700          3,700

    6.10%, 3/1/05                                             305            313

Total Georgia (Cost  $5,308)                                               9,008

ILLINOIS  4.4%

Chicago Metropolitan Water Reclamation Dist.

GO, 5.25%, 12/1/04                                          1,500          1,516

Illinois Dev. Fin. Auth., Palos Community Hosp.

VRDN (Currently 1.35%)                                     10,100         10,100

Illinois HFA

  Little County of Mary Hosp.,

  VRDN (Currently 1.35%)                                    4,500          4,500

  Villa Saint Benedict, VRDN (Currently 1.40%)             10,000         10,000

Metropolitan Pier & Exposition Auth., VRDN

(Currently 1.36%) (MBIA Insured)                            4,100          4,100

Total Illinois (Cost  $30,216)                                            30,216


INDIANA  1.4%

Indiana HFFA

  Ascension Health, 5.00%, 11/15/04                         1,000          1,007

  Deaconess Hosp., VRDN (Currently 1.32%)                   9,000          9,000

Total Indiana (Cost  $10,007)                                             10,007


KANSAS  1.8%

Kansas Dev. Fin. Auth., Multi-Family,

VRDN (Currently 1.34%)                                     11,000         11,000

Wichita, GO, 3.25%, 10/1/04                                 1,800          1,803

Total Kansas (Cost  $12,803)                                              12,803


KENTUCKY  2.4%

Breckinridge County

  Kentucky Assoc. of Counties Leasing Trust

    VRDN (Currently 1.31%)                                 16,615         16,615

    VRDN (Currently 1.35%)                                    110            110

Total Kentucky (Cost  $16,725)                                            16,725


LOUISIANA  0.2%

New Orleans Aviation Board, VRDN

(Currently 1.32%) (MBIA Insured)                            1,440          1,440

Total Louisiana (Cost  $1,440)                                             1,440

MARYLAND  19.5%

Anne Arundel County, GO, TECP, 1.10%, 10/18/04              8,000          8,000

Baltimore County, Quail Ridge Apartments

VRDN (Currently 1.38%)                                      5,000          5,000

Baltimore County, GO

    TECP, 1.16%, 10/6/04                                    9,700          9,700

    TECP, 1.20%, 11/9/04                                    4,000          4,000

Frederick County EFA, Mount. St. Mary's College

VRDN (Currently 1.34%)                                      3,465          3,465

Gaithersburg

  Asbury Solomons Group

    VRDN (Currently 1.35%) (MBIA Insured)                   4,495          4,495

    VRDN (Currently 1.35%)                                  5,500          5,500

Howard County, Sherwood Crossing Apartments

VRDN (Currently 1.32%)                                      2,000          2,000

Howard County, GO, TECP, 0.96%, 9/8/04                      2,000          2,000

Maryland, GO, 5.00%, 10/15/04                               1,000          1,004

Maryland Economic Dev. Corp.

  American Urological Assoc.,

  VRDN (Currently 1.33%)                                    3,000          3,000

  Associated Jewish Charities,

  VRDN (Currently 1.33%)                                    2,000          2,000

  Blind Industries & Services,

  VRDN (Currently 1.33%)                                    2,000          2,000

Maryland HHEFA

  Beth Tfiloh Dahan Community School,

  VRDN (Currently 1.33%)                                    3,700          3,700

  Johns Hopkins Hosp., TECP,

  1.05 - 1.25%, 9/10 - 12/9/04                             10,000         10,000

  Johns Hopkins Univ., TECP, 1.11%, 9/9/04                  8,000          8,000

  Norwood School, VRDN (Currently 1.37%)                    1,005          1,005

  Stella Maris, VRDN (Currently 1.30%)                      9,595          9,595

Maryland IDA

  Calvert School, VRDN (Currently 1.33%)                    5,415          5,415

  National Aquarium in Baltimore,
  VRDN (Currently 1.33%)                                    2,000          2,000

Montgomery County, GO, TECP, 1.38%, 12/8/04                 6,000          6,000

Montgomery County Economic Dev. Auth.

Howard Hughes Medical Institute,

VRDN (Currently 1.34%)                                      8,500          8,500

Montgomery County Housing Opportunities Commission

Oakwood Multi-Family, VRDN (Currently 1.30%)               13,950         13,950

Univ. of Maryland, VRDN (Currently 1.37%)                   9,555          9,555

Washington County, LSN/TLS Obligated Group

VRDN (Currently 1.35%)                                      4,350          4,350

Westminister, Carroll Luthern Village,

VRDN (Currently 1.34%)                                      1,225          1,225

Total Maryland (Cost  $135,459)                                          135,459


MASSACHUSETTS  1.1%

Massachusetts, GO, TECP, 1.18%, 9/14/04                     7,500          7,500

Total Massachusetts (Cost  $7,500)                                         7,500


MINNESOTA  3.8%

City of Rochester, Mayo Foundation

TECP, 1.10 - 1.33%, 9/2/04 - 11/18/04                      20,000         20,000

Minnesota, GO, VRDN (Currently 1.36%)                       2,500          2,500

Minnesota Housing Fin. Agency,

Single Family Housing

1.20%, 7/1/21 (Tender 5/18/05)                              3,815          3,815

Total Minnesota (Cost  $26,315)                                           26,315


MISSISSIPPI  0.2%

Rankin County IDA, Siemens,

VRDN (Currently 1.33%)                                      1,600          1,600

Total Mississippi (Cost  $1,600)                                           1,600


MISSOURI  0.3%

Missouri HEFA, Washington Univ.,

VRDN (Currently 1.35%)                                      2,000          2,000

Total Missouri (Cost  $2,000)                                              2,000


NEW JERSEY  1.5%

New Jersey, GO, 3.00%, 6/24/05                             10,000         10,120

Total New Jersey (Cost  $10,120)                                          10,120


NEW MEXICO  0.4%

New Mexico Fin. Auth., VRDN (Currently 1.36%)
(AMBAC Insured)                                             2,500          2,500

Total New Mexico (Cost  $2,500)                                            2,500

NORTH CAROLINA  3.0%

Charlotte, Water & Sewer, TECP, 1.10%, 9/8/04               6,000          6,000

North Carolina, GO

    VRDN (Currently 1.34%)                                  3,995          3,995

    VRDN (Currently 1.36%)                                  3,835          3,835

North Carolina Municipal Power Agency

VRDN (Currently 1.38%) (MBIA Insured)                       2,165          2,165

Wake County, GO, Public Improvement

2.50%, 4/1/18 (Tender 4/1/05)                               2,000          2,014

Winston-Salem, GO, VRDN (Currently 1.32%)                   2,750          2,750

Total North Carolina (Cost  $20,759)                                      20,759


OHIO  5.1%

Akron, Bath & Copley Township Hosp.,

Summa Health System Obligation Group,

VRDN (Currently 1.34%)                                      6,250          6,250

Franklin County Hosp., Children's Hosp.

VRDN (Currently 1.33%) (AMBAC Insured)                     19,485         19,485

Ohio, GO, VRDN (Currently 1.35%)                            2,495          2,495

Ohio Turnpike, VRDN (Currently 1.38%) (FGIC Insured)        7,495          7,495

Total Ohio (Cost  $35,725)                                                35,725


OREGON  1.0%

Oregon Housing & Community Services Dept.

  Single Family

    1.16%, 7/1/24 (Tender 5/5/05)                           3,000          3,000

    1.20%, 7/1/19 (Tender 1/6/05)                           3,000          3,000

Washington County, Criminal Justice

6.00%, 12/1/11 (Tender 12/1/04)                             1,000          1,012

Total Oregon (Cost  $7,012)                                                7,012


PENNSYLVANIA  0.8%

Philadelphia HHEFA

  Children's Hosp., VRDN (Currently 1.35%)
  (MBIA Insured)                                            1,350          1,350

  Jefferson Health, 1.08%, 5/15/23 (Tender 3/30/05)         4,430          4,430

Total Pennsylvania (Cost  $5,780)                                          5,780

SOUTH CAROLINA  4.4%

Charleston Water & Sewer, VRDN (Currently 1.35%)           16,000         16,000

South Carolina, GO, 4.00%, 1/1/05                           2,000          2,019

South Carolina EFA, Charleston Southern Univ.

VRDN (Currently 1.33%)                                      3,300          3,300

South Carolina Public Service Auth.

    5.00%, 1/1/05                                           2,000          2,025

  TECP, 1.16%, 10/1/04                                      6,975          6,975

Total South Carolina (Cost  $30,319)                                      30,319


SOUTH DAKOTA  3.1%

South Dakota HEFA

  Avera Health, VRDN (Currently 1.40%) (MBIA Insured)       6,635          6,635

  Sioux Valley Hosp., VRDN (Currently 1.40%)               14,745         14,745

Total South Dakota (Cost  $21,380)                                        21,380


TENNESSEE  2.5%

Chattanooga Health, Ed. & Housing Fac. Board

Catholic Health Initiatives, 5.25%, 12/1/04                 1,850          1,869

Clarksville Public Building Auth.,

GO, VRDN (Currently 1.37%)                                  1,600          1,600

Metropolitan Nashville & Davidson County, GO

VRDN (Currently 1.38%) (FGIC Insured)                       9,665          9,665

Shelby County, GO, TECP, 1.16%, 10/8/04                     4,000          4,000

Total Tennessee (Cost  $17,134)                                           17,134


TEXAS  10.1%

Dallas Community College Dist.,

VRDN (Currently 1.35%)                                      5,000          5,000

Dallas Water & Sewer, TECP,

1.09 - 1.25%, 9/27/04                                       4,766          4,766

Fort Worth, GO, 5.00%, 3/1/05                                 875            892

Harris County, GO

  TECP, 1.35%, 9/21/04                                     13,050         13,050

Hockley County PCR, BP Amoco, 0.90%, 3/1/14

(Tender 9/1/04)                                             3,000          3,000

Houston, GO

    5.00%, 3/1/05                                           1,005          1,025

    5.50%, 3/1/05                                           1,000          1,022

Houston Airport, VRDN (Currently 1.38%)
(FSA Insured)                                               2,995          2,995

North Central HFA, Baylor Health Care,
5.50%, 5/15/05                                                375            385

San Antonio Electric & Gas,
VRDN (Currently 1.35%)                                      5,000          5,000


Texas, GO

    3.00%, 8/31/05                                         15,000         15,207

    5.80%, 10/1/04                                            500            502

Univ. of Texas, TECP, 1.14%, 10/15/04                      17,000         17,000

Total Texas (Cost  $69,844)                                               69,844


UTAH  2.4%

Intermountain Power Agency

    VRDN (Currently 1.38%) (MBIA Insured)                   5,000          5,000

  TECP, 1.16 - 1.35%, 10/5/04 - 11/9/04
  (AMBAC Insured)                                          11,400         11,400

Total Utah (Cost  $16,400)                                                16,400


VERMONT  1.0%

Vermont Ed. & Health Buildings Fin. Agency,
Middlebury College 1.35%, 5/1/28 (Tender 5/1/05)            7,000          7,000

Total Vermont (Cost  $7,000)                                               7,000


VIRGINIA  1.7%

Loudoun County, GO, Public Improvement,
5.00%, 1/1/05                                               1,000          1,012

Loudoun County IDA, Falcons Landing

8.75%, 11/1/24 (Tender 11/1/04)                               750            782

Richmond IDA, Virginia Historical Society,

VRDN (Currently 1.33%)                                      5,000          5,000

Virginia College Building Auth., Univ. of Richmond

5.55%, 11/1/19 (Tender 11/1/04)                             4,800          4,834

Total Virginia (Cost  $11,628)                                            11,628

WASHINGTON  5.8%

Northwest Energy, VRDN (Currently 1.36%)
(MBIA Insured)                                              7,490          7,490

Seattle, GO

    1.20%, 1/15/26 (Tender 9/1/04)                         18,500         18,500

    1.65%, 1/15/26 (Tender 8/31/05)                        11,000         11,000

Washington, GO, VRDN (Currently 1.36%)
(MBIA Insured)                                              3,395          3,395

Total Washington (Cost  $40,385)                                          40,385

Total Investments in Securities

101.2% of Net Assets (Cost  $701,987)                                   $701,987
                                                                        --------

   (1)  Denominated in U.S. dollars unless otherwise noted

 AMBAC  AMBAC Assurance Corp.

   EFA  Educational Facility Authority

  FGIC  Financial Guaranty Insurance Company

   FSA  Financial Security Assurance Inc.

    GO  General Obligation

  HEFA  Health & Educational Facility Authority

   HFA  Health Facility Authority

  HFFA  Health Facility Financing Authority

 HHEFA  Health & Higher Educational Facility Authority

   IDA  Industrial Development Authority/Agency

   IDC  Industrial Development Corp.

  IDRB  Industrial Development Revenue Bond

  MBIA  MBIA Insurance Corp.

   PCR  Pollution Control Revenue

  TECP  Tax-Exempt Commercial Paper

  VRDN  Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $701,987)                     $701,987

Other assets                                                               3,808

Total assets                                                             705,795

Liabilities

Total liabilities                                                         12,280

NET ASSETS                                                              $693,515
                                                                        --------
Net Assets Consist of:

Undistributed net investment income (loss)                              $    207

Undistributed net realized gain (loss)                                       107

Paid-in-capital applicable to 693,178,694 shares of
$0.01 par value capital stock outstanding;
5,000,000,000 shares authorized                                          693,201

NET ASSETS                                                              $693,515
                                                                        --------

NET ASSET VALUE PER SHARE                                               $   1.00
                                                                        --------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                        6 Months
                                                                           Ended
                                                                         8/31/04
Investment Income (Loss)

Interest income                                                           $3,825

Expenses

  Investment management                                                    1,472

  Shareholder servicing                                                      203

  Custody and accounting                                                      71

  Registration                                                                25

  Prospectus and shareholder reports                                          20

  Legal and audit                                                              6

  Directors                                                                    3

  Miscellaneous                                                               39

  Total expenses                                                           1,839

Net investment income (loss)                                               1,986

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                       (3)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                    $1,983
                                                                          ------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)                                                 6 Months           Year
                                                            Ended          Ended
                                                          8/31/04        2/29/04
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                         $   1,986      $   4,314

  Net realized gain (loss)                                    (3)           145

  Increase (decrease) in net assets from operations        1,983          4,459

Distributions to shareholders

  Net investment income                                   (1,986)        (4,314)

Capital share transactions *

  Shares sold                                            237,150        489,881

  Distributions reinvested                                 1,912          4,112

  Shares redeemed                                       (246,003)      (514,804)

  Increase (decrease) in net assets from capital
  share transactions                                      (6,941)       (20,811)

Net Assets

Increase (decrease) during period                         (6,944)       (20,666)

Beginning of period                                      700,459        721,125

End of period                                          $ 693,515      $ 700,459
                                                       ----------     ----------

(Including undistributed net investment income of $207 at 8/31/04 and $207 at 2/29/04)

* Capital share transactions at net asset value of $1.00 per share

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2004

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Exempt Money Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on April 8, 1981. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly.

NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2004.

At August 31, 2004, the cost of investments for federal income tax purposes was $701,987,000.

NOTE 3- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At August 31, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $246,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. For the six months ended August 31, 2004, expenses incurred pursuant to these service agreements were $141,000 for Price Associates and $42,000 for T. Rowe Price Services, Inc. At period-end, a total of $30,000 of these expenses was payable.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting Policies, Procedures, and Records
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

How to Obtain Quarterly Portfolio Holdings
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. The Form N-Q is also available on our Web site (troweprice.com).

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Tax-Exempt Money Fund, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004



By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 15, 2004